UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-05011

Name of Fund:  CMA Ohio Municipal Money Fund of
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/07 - 06/30/07

Item 1 - Schedule of Investments


CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust


Schedule of Investments as of June 30, 2007 (Unaudited)                                                            (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                        Value
Ohio - 99.6%        $   10,820   ABN AMRO MuniTops Certificates Trust, Cincinnati, Ohio, School District,
                                 GO, VRDN, Series 2003-34, 3.76% due 12/01/2011 (d)(e)(g)                             $    10,820

                         5,000   ABN AMRO MuniTops Certificates Trust, Middletown, Ohio, City School District,
                                 GO, VRDN, Series 2004-23, 3.78% due 12/01/2011 (c)(e)(g)                                   5,000

                         7,595   ABN AMRO MuniTops Certificates Trust, South-Western City School District,
                                 Ohio, Revenue Bonds, VRDN, Series 2001-7, 3.76% due 12/01/2007 (a)(e)(g)                   7,595

                         5,000   ABN AMRO MuniTops Certificates Trust, University of Cincinnati, Ohio, VRDN,
                                 Series 2004-4, 3.78% due 6/01/2012 (a)(e)(g)                                               5,000

                         4,930   ABN AMRO MuniTops Certificates Trust, Westerville, Ohio, City School District,
                                 VRDN, Series 2001-3, 3.76% due 6/01/2009 (b)(e)(g)                                         4,930

                           985   Akron, Ohio, Income Tax Revenue Bonds, PUTTERS, VRDN, Series 381,
                                 3.80% due 12/01/2011 (c)(e)(g)                                                               985

                         1,980   Akron, Ohio, Income Tax Revenue Bonds, ROCS, VRDN, Series II-R-2137,
                                 3.79% due 12/01/2020 (c)(e)(g)                                                             1,980

                           240   American Municipal Power, Inc., Ohio, BAN, 3.70% due 12/06/2007                              240

                         1,085   American Municipal Power, Inc., Ohio, BAN (Brewster Village Project), 3.70%
                                 due 1/10/2008                                                                              1,085

                           500   American Municipal Power, Inc., Ohio, BAN (Lodi Village Project), 3.75% due 3/13/2008        500

                           380   American Municipal Power, Inc., Ohio, BAN (Versailles Project), 3.75% due 11/15/2007         380

                           175   American Municipal Power, Inc., Ohio, BAN (Yellow Springs Project), 3.75% due
                                 11/01/2007                                                                                   175

                           980   American Municipal Power, Inc., Ohio, RAN, 3.65% due 11/01/2007                              980

                         1,380   American Municipal Power, Inc., Ohio, Revenue Refunding Bonds (Combustion Turbine
                                 Project), VRDN, 3.75% due 3/01/2023 (e)                                                    1,380



Portfolio Abbreviations


To simplify the listings of CMA Ohio Municipal Money Fund of CMA
Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Exempt Receipts Liquidity Optional Tenders
PUTTERS    Puttable Tax-Exempt Receipts
RAN        Revenue Anticipation Notes
ROCS       Reset Option Certificates
VRDN       Variable Rate Demand Notes



CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust


Schedule of Investments as of June 30, 2007 (Unaudited) (concluded)                                                (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                        Value
Ohio                $    1,010   Avon, Ohio, Local School District, School Construction, GO, BAN, 4.125%
(concluded)                      due 1/11/2008                                                                        $     1,013

                         3,700   Bank of America AUSTIN Trust, Cincinnati, Ohio, City School District, COP,
                                 Refunding, VRDN, Series 2007-155, 3.79% due 12/15/2026 (d)(e)(g)                           3,700

                         1,020   Barberton, Ohio, Various Purpose Improvement Notes, GO, 4.25% due 11/15/2007               1,022

                           100   Bedford Heights, Ohio, GO, BAN, 3.95% due 2/14/2008                                          100

                           380   Brunswick, Ohio, GO (Traffic Signal Project), BAN, 3.85% due 12/05/2007                      380

                         1,700   Butler County, Ohio, EDR (Great Miami Valley YMCA Project), VRDN, 3.77% due
                                 9/01/2020 (e)                                                                              1,700

                           130   Butler County, Ohio, GO (Jail Rehab), BAN, 4.40% due 9/20/2007                               130

                         4,885   Butler County, Ohio, Healthcare Facilities Revenue Bonds (LifeSphere), VRDN,
                                 3.76% due 5/01/2030 (e)                                                                    4,885

                         6,895   Butler County, Ohio, Hospital Facilities Revenue Bonds, PUTTERS, VRDN, Series 1596,
                                 3.79% due 5/15/2014 (c)(e)(g)                                                              6,895

                         1,000   Butler County, Ohio, Road Improvement, GO, BAN, 4.50% due 8/10/2007                        1,001

                         2,000   Butler County, Ohio, Technology and Career Development School District, GO, BAN,
                                 4.25% due 6/20/2008                                                                        2,009

                           625   Celina, Ohio, GO, Refunding, BAN, 4.25% due 11/14/2007                                       626

                         3,250   Cincinnati, Ohio, City School District, GO, PUTTERS, VRDN, Series 315,
                                 3.79% due 6/01/2010 (d)(e)(g)                                                              3,250

                         5,740   Cincinnati, Ohio, City School District, GO, Refunding, MERLOTS, VRDN, Series D04,
                                 3.79% due 12/01/2027 (c)(e)(g)                                                             5,740

                           285   Clark County, Ohio, GO, BAN, 4.02% due 2/13/2008                                             285

                           700   Clark County, Ohio, GO, BAN, 4% due 5/08/2008                                                702

                         3,700   Clinton County, Ohio, Hospital Revenue Refunding Bonds, VRDN, Series D-1,
                                 3.75% due 12/01/2015 (e)                                                                   3,700

                           900   Clinton County, Ohio, Human Services, GO, BAN, 4.31% due 1/24/2008                           903

                         3,330   Columbus, Ohio, City School District, GO, Refunding, PUTTERS, VRDN, Series 1488,
                                 3.79% due 6/01/2014 (d)(e)(g)                                                              3,330

                         8,035   Columbus, Ohio, Regional Airport Authority, M/F Housing Revenue Refunding Bonds
                                 (West Bay Apartments Project), VRDN, AMT, 3.87% due 12/01/2034 (e)                         8,035

                         4,305   Cuyahoga County, Ohio, Civic Facility Revenue Bonds (Fairfax Development
                                 Corporation), VRDN, 3.80% due 6/01/2022 (e)                                                4,305

                         3,000   Cuyahoga County, Ohio, EDR (Cleveland Botanical Garden Project), VRDN,
                                 3.75% due 7/01/2031 (e)                                                                    3,000

                         2,425   Cuyahoga County, Ohio, Health Care Facilities Revenue Bonds (Catholic Charities
                                 Facilities), VRDN, 3.80% due 7/01/2012 (e)                                                 2,425

                         4,680   Cuyahoga County, Ohio, Hospital Facilities Revenue Bonds (Sisters of Charity Health
                                 System), VRDN, 3.75% due 11/01/2030 (e)                                                    4,680

                         3,485   Cuyahoga County, Ohio, IDR (AFI Generations LLC Projects), VRDN, AMT, Series B,
                                 3.83% due 4/01/2037 (e)                                                                    3,485

                         1,900   Cuyahoga County, Ohio, IDR (All Foils, Inc. Project), VRDN, AMT, Series A,
                                 3.83% due 4/01/2017 (e)                                                                    1,900

                           145   Cuyahoga County, Ohio, IDR (Athens Pastries Inc. Project), VRDN, AMT,
                                 3.87% due 6/03/2009 (e)                                                                      145

                           145   Cuyahoga County, Ohio, IDR (Erieview Metal Treating Project), VRDN, 3.87%
                                 due 5/05/2010 (e)                                                                            145

                         6,000   Cuyahoga County, Ohio, IDR (Orlando Baking Company Project), VRDN, AMT,
                                 4% due 1/01/2023 (e)                                                                       6,000

                           790   Cuyahoga County, Ohio, IDR, Refunding (Curtiss Wright Project), VRDN,
                                 3.85% due 12/01/2008 (e)                                                                     790

                         1,460   Cuyahoga County, Ohio, IDR, Refunding (Parma Care Center Inc. Project), VRDN, AMT,
                                 3.80% due 12/01/2011 (e)                                                                   1,460

                         9,000   Dayton-Montgomery County Port Authority, Ohio, Special Airport Facilities Revenue
                                 Bonds (Wilmington Air Park LLC), VRDN, AMT, Series C, 3.91% due 2/01/2037 (e)              9,000

                           750   Deerfield Township, Ohio, GO, BAN, Series B, 3.75% due 11/29/2007                            750

                         3,460   Deerfield Township, Ohio, Tax Increment Revenue Bonds, Subordinated Notes, VRDN,
                                 Series A, 3.77% due 12/01/2022 (e)                                                         3,460

                         2,800   Delaware County, Ohio, Port Authority, EDR (Columbus Zoological Park), VRDN,
                                 3.78% due 8/01/2018 (e)                                                                    2,800

                         1,795   Dover, Ohio, Various Purpose Improvement Notes, GO, 4.25% due 4/03/2008                    1,802

                         1,000   Eagle Tax-Exempt Trust, Cincinnati, Ohio, City School District, COP, VRDN,
                                 Series 2006-0155, Class A, 3.80% due 12/15/2032 (d)(e)(g)                                  1,000

                         4,000   Eagle Tax-Exempt Trust, Cleveland, Ohio, Water District, VRDN, Series 98,
                                 Class 3501, 3.80% due 1/01/2021 (e)(g)                                                     4,000

                           600   Elyria, Ohio, GO, BAN, 4.25% due 7/03/2008                                                   602

                         2,525   Erie County, Ohio, BAN, 4.25% due 9/27/2007                                                2,529

                         1,970   Euclid, Ohio, GO, BAN, 4% due 5/29/2008                                                    1,974

                           705   Fairborn, Ohio, GO, BAN, 4.25% due 6/26/2008                                                 708

                           560   Fairborn, Ohio, GO (Fire Station), BAN, 4.25% due 11/01/2007 (e)                             561

                         3,780   Franklin County, Ohio, Health Care Facilities, Revenue Refunding Bonds
                                 (Worthington Christian), VRDN, 3.90% due 7/01/2016 (e)                                     3,780

                           205   Greene County, Ohio, IDR (FC Limited/AFC Stamping), VRDN, AMT, 3.87%
                                 due 9/01/2016 (e)                                                                            205

                         8,000   Greene County, Ohio, Sewer System Revenue Refunding Bonds, FLOATS, VRDN,
                                 Series 1610, 3.79% due 12/01/2025 (a)(e)(g)                                                8,000

                         4,800   Hamilton County, Ohio, EDR (The Contemporary Arts Center), VRDN, 3.77%
                                 due 11/01/2021 (e)                                                                         4,800

                         3,604   Hamilton County, Ohio, Sales Tax Revenue Refunding Bonds, FLOATS, VRDN, Series 1820,
                                 3.79% due 12/01/2032 (a)(e)(g)                                                             3,604

                         3,200   Hamilton County, Ohio, Student Housing Revenue Bonds (Block 3 Community Urban
                                 Redevelopment Corporation Project), VRDN, 3.79% due 8/01/2036 (e)                          3,200

                           595   Hamilton, Ohio, Road Improvement, GO, BAN, 4.10% due 9/14/2007                               595

                         1,215   Hamilton, Ohio, Waste Water System, GO, BAN, 4% due 9/14/2007                              1,216

                         5,855   Hancock County, Ohio, M/F Housing Revenue Bonds (Crystal Glen Apartments), VRDN,
                                 AMT, Series A, 3.82% due 1/01/2031 (e)                                                     5,855

                         1,568   Huber Heights, Ohio, GO, Refunding, BAN (Utility Improvements), 4.25% due 8/16/2007        1,569

                           575   Huber Heights, Ohio, IDR (Lasermike Inc. Project), VRDN, 3.87% due 12/01/2014 (e)            575

                         2,330   Independence, Ohio, EDR, Refunding (Rockside Spectrum Building), VRDN,
                                 3.80% due 12/01/2016 (e)                                                                   2,330

                           620   Indian Lake, Ohio, Local School District, School Construction, GO, BAN,
                                 4.53% due 12/13/2007                                                                         622

                         1,350   Kent, Ohio, GO, BAN, 4.25% due 10/18/2007                                                  1,353

                         4,910   Knox County, Ohio, Hospital Facilities Revenue Bonds (Knox Community Hospital
                                 Project), VRDN, 3.75% due 12/01/2029 (e)                                                   4,910

                           640   Lake County, Ohio, GO, BAN, 4.25% due 5/15/2008                                              643

                         1,500   Lake County, Ohio, Various Purpose, GO, VRDN, 5% due 7/23/2007 (e)                         1,501

                           670   Lancaster, Ohio, Street Improvements, GO, BAN, 4.25% due 10/17/2007                          671

                         2,300   Lehman Municipal Trust Receipts, Cincinnati, Ohio, City School District, GO,
                                 Refunding, FLOATS, VRDN, Series 06-K66, 3.77% due 12/01/2026 (c)(e)(g)                     2,300

                         3,230   Lehman Municipal Trust Receipts, Madeira, Ohio, City School District, GO,
                                 Refunding, VRDN, Series 07-K8, 3.77% due 12/01/2027 (d)(e)(g)                              3,230

                         2,000   Lehman Municipal Trust Receipts, Ohio State HFA, FLOATS, VRDN, AMT, Series 2006-K25,
                                 3.82% due 9/01/2031 (e)(g)                                                                 2,000

                         3,490   Lima, Ohio, Water Systems Capital Facilities, GO, BAN, 4.25% due 5/29/2008                 3,501

                           630   Lorain County, Ohio, Highway Improvement, GO, BAN, 4.10% due 3/28/2008                       633

                         1,780   Lorain County, Ohio, Highway Improvement, GO, Refunding, BAN, Series B,
                                 4.25% due 6/04/2008                                                                        1,788

                           785   Lucas County, Ohio, EDR (Hammill Manufacturing Company Project), VRDN, AMT,
                                 3.82% due 5/01/2010 (e)                                                                      785

                            25   Lucas County, Ohio, Hospital Revenue Bonds (Sunshine Children's Home Project), VRDN,
                                 3.90% due 12/01/2007 (e)                                                                      25

                           830   Lucas County, Ohio, Hospital Revenue Bonds (Sunshine Inc.-Northwest Ohio Project),
                                 VRDN, 3.90% due 6/02/2014 (e)                                                                830

                         1,560   Mahoning County, Ohio, IDR (Industrial Waste Control Project), VRDN, AMT,
                                 3.87% due 12/01/2032 (e)                                                                   1,560

                           620   Mahoning County, Ohio, Revenue Bonds (Youngstown Community School Project), VRDN,
                                 3.90% due 2/01/2017 (e)                                                                      620

                           858   Marion County, Ohio, GO, BAN (Legacy Crossing), 4.10% due 5/01/2008                          861

                           516   Marion County, Ohio, GO, BAN (Menard Capital Improvements), 4.15% due 10/23/2007             517

                         5,825   Marion, Ohio, GO, BAN, 4.25% due 10/17/2007                                                5,835

                           675   Marion, Ohio, GO, BAN, 4% due 6/26/2008                                                      676

                           630   Marysville, Ohio, GO, BAN, 4.25% due 3/06/2008                                               632

                         6,975   Marysville, Ohio, Tax Increment Financing Revenue Refunding Bonds, 3.80%
                                 due 9/12/2007                                                                              6,975

                         1,200   Mason, Ohio, IDR (O D M Properties LLC Project), VRDN, AMT, 3.97% due 11/01/2018 (e)       1,200

                           982   Massillon, Ohio, GO, BAN (Lincoln Center), 4.125% due 11/13/2007                             984

                           750   Medina County, Ohio, IDR (Partners in Plastics Project), VRDN, AMT, 3.87%
                                 due 9/01/2012 (e)                                                                            750

                         1,265   Middletown, Ohio, GO (Union Road Improvements), VRDN, 4.25% due 11/01/2007 (e)             1,268

                           600   Montgomery County, Ohio, EDR (Benjamin & Marian Project), VRDN, Series A,
                                 3.80% due 4/01/2011 (e)                                                                      600

                         2,170   Montgomery County, Ohio, Health Care Facilities Revenue Bonds (Kettering Affiliated
                                 Project), VRDN, 3.83% due 5/01/2022 (e)                                                    2,170

                         1,425   Montgomery County, Ohio, Health Care Facilities Revenue Bonds (South Community Inc.
                                 Project), VRDN, 3.85% due 9/01/2014 (e)                                                    1,425

                         1,270   Montgomery County, Ohio, IDR (Citywide Development Corporation Project), VRDN, AMT,
                                 4.15% due 12/01/2013 (e)                                                                   1,270

                         5,070   Montgomery County, Ohio, M/F Housing Revenue Refunding Bonds (Timber Creek Village
                                 Apartments), VRDN, AMT, 3.84% due 12/01/2027 (e)                                           5,070

                         1,920   Muskingum County, Ohio, Sanitation and Sewer Improvements, GO, BAN, 4.46%
                                 due 1/17/2008                                                                              1,926

                         2,690   Muskingum County, Ohio, Various Purpose, GO, BAN, 4.50% due 7/17/2007                      2,691

                           550   Newark, Ohio, GO, BAN (Evans Boulevard Construction), 4.50% due 10/10/2007 (e)               551

                           715   North Ridgeville, Ohio, Capital Improvement, GO, BAN, Series 2, 4% due 6/05/2008             717

                         1,575   Oakwood, Ohio, Land Acquisition, GO, BAN, 4.25% due 10/17/2007                             1,578

                         3,790   Ohio HFA, Mortgage Revenue Refunding Bonds, MERLOTS, VRDN, AMT, Series A02,
                                 3.83% due 3/01/2036 (e)(f)(g)                                                              3,790

                         2,100   Ohio State Air Quality Development Authority, Revenue Refunding Bonds
                                 (Cincinnati Gas and Electric), VRDN, Series A, 3.98% due 9/01/2030 (e)                     2,100

                         2,100   Ohio State Air Quality Development Authority, Revenue Refunding Bonds
                                 (Cincinnati Gas and Electric), VRDN, Series B, 3.89% due 9/01/2030 (e)                     2,100

                         9,480   Ohio State, GO, PUTTERS, VRDN, Series 306, 3.79% due 11/01/2018 (e)(g)                     9,480

                         4,565   Ohio State, GO, PUTTERS, VRDN, Series 1485, 3.80% due 3/15/2014 (b)(e)(g)                  4,565

                           800   Ohio State Higher Educational Facilities Commission, Higher Educational Facility
                                 Revenue Bonds (Kenyon College Project), VRDN, 3.80% due 11/01/2035 (e)                       800

                         2,215   Ohio State Higher Educational Facilities Commission Revenue Bonds (Mount Vernon
                                 Nazareth College Project), VRDN, 3.80% due 9/01/2009 (e)                                   2,215

                           790   Ohio State Higher Educational Facilities Commission, Revenue Refunding Bonds
                                 (Pooled Financing), VRDN, 3.83% due 12/01/2016 (e)                                           790

                         2,700   Ohio State IDR (University Forest Products Project), VRDN, AMT, 3.89%
                                 due 10/01/2020 (e)                                                                         2,700

                           905   Ohio State Solid Waste Revenue Bonds (BP Exploration and Oil Project), VRDN, AMT,
                                 3.79% due 8/01/2034 (e)                                                                      905

                         1,250   Ohio State Solid Waste Revenue Bonds (BP Products of North America), VRDN, AMT,
                                 3.79% due 8/01/2034 (e)                                                                    1,250

                         3,200   Ohio State Solid Waste Revenue Bonds (Republic Services, Inc. Project), VRDN, AMT,
                                 4% due 11/01/2035 (e)                                                                      3,200

                         1,280   Ohio State Solid Waste Revenue Refunding Bonds (BP Products of North America),
                                 VRDN, AMT, Series B, 3.95% due 8/01/2034 (e)                                               1,280

                           530   Olmsted Falls, Ohio, City School District, GO, BAN, 4.875% due 12/06/2007                    532

                         1,000   Olmsted Falls, Ohio, GO, BAN, 3.90% due 10/18/2007                                         1,001

                         2,050   Osnaburg, Ohio, Local School District, GO, BAN (School Facilities Construction),
                                 4.75% due 7/31/2007                                                                        2,052

                           920   Painesville, Ohio, GO, BAN, Series 3, 4.25% due 11/13/2007                                   922

                           440   Paulding Village, Ohio, GO, BAN, 4.50% due 9/13/2007                                         441

                         1,134   Perrysburg, Ohio, GO, BAN, 4.50% due 8/09/2007                                             1,135

                         6,100   Port of Greater Cincinnati Development Authority, Ohio, Special Obligation
                                 Development Revenue Bonds (Springdale Public Infrastructure), VRDN, 3.80%
                                 due 2/01/2031 (e)                                                                          6,100

                         4,845   Portage County, Ohio, IDR (Singer Steel Company Project), VRDN, AMT, 4%
                                 due 1/01/2020 (e)                                                                          4,845

                           680   Portage County, Ohio, Industrial Revenue Bonds (John E. Susong Project), VRDN,
                                 Series B, 3.87% due 5/02/2016 (e)                                                            680

                           710   Portage County, Ohio, Industrial Revenue Refunding Bonds (John E. Susong Project),
                                 VRDN, Series A, 3.87% due 5/02/2011 (e)                                                      710

                         1,260   Portage County, Ohio, Industrial Revenue Refunding Bonds (PM Properties One Ltd.),
                                 VRDN, AMT, 4.15% due 11/01/2012 (e)                                                        1,260

                           913   Richland County, Ohio, Bridge and Road Improvement, GO, 4.75% due 8/07/2007                  914

                           258   Richland County, Ohio, GO, BAN, 4.25% due 3/25/2008                                          259

                           559   Saint Marys, Ohio, Sanitation Improvement, GO, BAN, 4% due 6/04/2008                         560

                         3,700   Salem, Ohio, Hospital Improvement Revenue Refunding Bonds (Salem Community Hospital),
                                 VRDN, 3.80% due 9/01/2035 (e)                                                              3,700

                         1,265   Seven Hills, Ohio, GO, Refunding, BAN (Street Improvements), 4.25% due 12/06/2007          1,268

                         1,360   Sharonville, Ohio, GO, BAN, 4.50% due 8/14/2007                                            1,361

                           625   Springdale, Ohio, GO, BAN, 4.25% due 10/11/2007                                              626

                         5,100   Stark County, Ohio, Port Authority, EDR (Meiser Bartley Gratings Project), VRDN, AMT,
                                 4% due 4/01/2015 (e)                                                                       5,100

                         3,300   Stark County, Ohio, Port Authority, EDR (Slesnick Iron and Metal Project), VRDN, AMT,
                                 4% due 8/01/2017 (e)                                                                       3,300

                           590   Strongsville, Ohio, IDR (E&E Properties/Dupli Systems Project), VRDN, AMT,
                                 3.95% due 2/01/2010 (e)                                                                      590

                         1,650   Summit County, Ohio, Exempt Facility Revenue Bonds (KB Compost Services Inc. Project),
                                 VRDN, AMT, 3.87% due 12/01/2011 (e)                                                        1,650

                           475   Summit County, Ohio, IDR (Waldonia Investment Project), VRDN, AMT,
                                 3.87% due 7/01/2018 (e)                                                                      475

                         4,500   Summit County, Ohio, Port Authority Revenue Bonds (Compost Services, Inc. Project),
                                 VRDN, AMT, 3.87% due 4/01/2021 (e)                                                         4,500

                         2,085   Teays Valley, Ohio, Local School District, GO, BAN (School Facilities Construction),
                                 4% due 7/20/2007                                                                           2,085

                           395   Tipp City, Ohio, Capital Facilities, GO, Refunding, BAN, 4% due 4/24/2008                    396

                         3,500   Toledo, Ohio, City School District, GO, PUTTERS, VRDN, Series 655,
                                 3.80% due 12/01/2011 (c)(e)(g)                                                             3,500

                         1,300   Toledo, Ohio, City Services, Special Assessment Notes, VRDN,
                                 3.73% due 12/01/2008 (e)                                                                   1,300

                         3,875   Trotwood, Ohio, GO, Real Estate Acquisition Notes, Series A,
                                 4.50% due 9/27/2007                                                                        3,883

                         3,500   Trumbull County, Ohio, IDR (Ellwood Engineered Casting Company), Refunding,
                                 VRDN, AMT, 3.87% due 4/01/2013 (e)                                                         3,500

                         2,000   Trumbull County, Ohio, IDR (McDonald Steel Corporation), VRDN, AMT,
                                 3.87% due 4/01/2017 (e)                                                                    2,000

                           595   Valley View, Ohio, IDR (Porter Development Project), VRDN, AMT,
                                 3.95% due 5/01/2016 (e)                                                                      595

                           635   Valley View, Ohio, IDR, Refunding and Improvement Bonds (Sweet Valley Dillon),
                                 VRDN, 3.87% due 4/01/2011 (e)                                                                635

                         2,955   Van Wert County, Ohio, GO, BAN (Capital Facilities), 4.25% due 12/13/2007                  2,964

                         1,000   Vermilion, Ohio, GO, BAN, 4.50% due 7/26/2007                                              1,000

                           500   Wapakoneta, Ohio, BAN, 4% due 11/14/2007                                                     500

                         1,085   Warren County, Ohio, IDR (PAC Manufacturing LLC Project), VRDN, AMT,
                                 3.88% due 12/01/2025 (e)                                                                   1,085

                           540   Warren County, Ohio, Road Improvement, GO, BAN, 4.90% due 9/06/2007                          541

                         3,400   West Chester Township, Ohio, Tax Increment Financing Revenue Bonds
                                 (West Chester Streets Project), VRDN, 3.84% due 12/01/2021 (e)                             3,400

                           800   Wickliffe, Ohio, Capital Improvement, GO, BAN, 4.25% due 12/06/2007                          802

                           535   Willoughby, Ohio, IDR (Malish Brush and Specialty), VRDN, AMT, 4.30%
                                 due 6/01/2009 (e)                                                                            535

                           185   Wood County, Ohio, IDR (Centaur Tool and Die Inc. Project), VRDN, AMT,
                                 3.95% due 8/01/2010 (e)                                                                      185

                         1,405   Wood County, Ohio, IDR (Jerl Machine Project), VRDN, AMT, 3.86% due 9/01/2016 (e)          1,405

                           335   Wooster, Ohio, IDR (Litco International Inc. Project), VRDN, AMT, 3.95%
                                 due 5/01/2010 (e)                                                                            335

                                 Total Investments (Cost - $358,176*) - 99.6%                                             358,176
                                 Other Assets Less Liabilities - 0.4%                                                       1,440
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $   359,616
                                                                                                                      ===========

  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FGIC Insured.

(d) FSA Insured.

(e) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(f) GNMA Collateralized.

(g) These securities are short-term floating rate certificates issued by tender option bond trust and are secured by the underlying municipal bond securities.


Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Ohio Municipal Money Fund of
CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA Ohio Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA Ohio Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Financial Officer of
       CMA Ohio Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007